AMERITAS LIFE INSURANCE CORP. ("AMERITAS")
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                 Supplement to:
          OVERTURE Annuity, OVERTURE Annuity II, OVERTURE Annuity III,
       OVERTURE Annuity III-Plus, OVERTURE ACCLAIM!, and OVERTURE ACCENT!
                   Allocator 2000 Annuity and Designer Annuity
                         Prospectuses Dated May 1, 2007

                               Overture Medley (R)
                       Prospectus Dated September 24, 2008

                        Supplement Dated January 21, 2009

This supplement amends certain disclosure contained in the above-referenced prospectuses. Please keep this supplement together with your prospectus for future reference.

The following paragraph is added to the DEATH BENEFITS section of each prospectus to describe in more detail the procedures we follow if you have more than one beneficiary:

     Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, death benefit proceeds will be calculated when we receive satisfactory proof of death and instructions, in proper form, from each beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.


All other provisions of your policy remain as stated in your policy and prospectus.

  Please retain this supplement with the current prospectus for your variable policy issued by Ameritas Life Insurance Corp.
      If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.